UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22466

GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)
Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:            (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Agility Income Fund

Schedule of Investments (unaudited)
As of December 31, 2015

Strategy	Investments	Shares	Cost	Fair Value
	Exchange Traded Funds - 3.29%
	Equity – 3.29%
	Vanguard Global ex-U.S. Real Estate Index Fund	236,396	$12,913,503	$12,079,836
	Mutual Funds – 35.94%
	Equity – 17.07%
	Lazard Global Listed Infrastructure Portfolio	1,856,897	25,489,918	24,919,551
	Transamerica Dividend Focused Fund	3,517,113	44,824,055	37,773,793
				62,693,344
	Fixed Income - 18.87%
	Federated Bond Fund	2,025,154	18,901,774	17,679,597
	GMO Emerging Country Debt Fund	3,520,963	32,721,651	30,561,961
	Harbor High-Yield Bond Fund	2,240,446	23,083,379	21,037,793
				69,279,351
	Offshore Funds - 55.66%
	Diversified/Multi-Strategy - 7.82%
	BlackGold Opportunity Offshore Fund Ltd.		25,000,000	18,065,921
	Melody Special Situations Offshore Credit Fund LP		10,535,487	10,647,492
				28,713,413
	Fixed Income - 47.39%
	Arrowpoint Income Opportunity Fund, Ltd.		25,205,802	26,556,357
	Beach Point Dynamic Income Offshore Fund Ltd.		38,789,708	42,017,583
	Good Hill Overseas Fund Ltd		36,851,090	40,284,613
	Halcyon Senior Loan Fund I Offshore Ltd.		31,481,365	30,692,063
	Serengeti Segregated Portfolio Company, Ltd.		32,223,813	34,466,098
				174,016,714
	Reinsurance - 0.45%
	AQR Re Holdings Ltd.		1,507,515	1,645,648
	Total Investments (Cost $359,529,060**) - 94.89%			348,428,306
	Other Assets and Liabilities, net - 5.11%			18,775,156
	Net Assets - 100.00%			$367,203,462

Percentages shown are stated as a percentage of net assets as of December 31, 2015.

**	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2015, as computed for federal tax purposes, were as follows:

Aggregate cost	$371,548,736

Gross unrealized appreciation	$291,658
Gross unrealized depreciation	(23,412,088)
Net unrealized depreciation	$(23,120,430)

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2015

Equity Swaps Outstanding as of December 31, 2015:
Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value

Credit Suisse International	CSUSPDVY Index	Buy	1-month USD- LIBOR_BBA	Pay	4/6/2016	$33,492,307	$(1,991,631)

Credit Suisse International	The Cushing 30 MLP Index Swap	Buy	1-month USD- LIBOR_BBA	Pay	4/6/2016	27,117,758	(12,189,276)

Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index Swap	Buy	Fed Funds effective	Pay	4/14/2016	22,013,303	(10,581,450)
							$(24,762,357)

Investments by Strategy (as a percentage of total investments)
Exchange Traded Funds
Equity	3.47%
Mutual Funds
Fixed Income	19.89
Equity	17.99
Total Mutual Funds Offshore Funds Fixed Income	37.88 49.94
Diversified/Multi-Strategy	8.24
Reinsurance	0.47
Total Offshore Funds	58.65
100.00%

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the three months ended December 31, 2015 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$(2,601,900)

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$1,181,223

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2015

Fair Value Measurements

The GAI Agility Income Fund (the "Fund") invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds ("Offshore Funds") and exchange traded products (collectively, "Investment Funds").

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. On May 1, 2015, FASB issued Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value ("NAV") per share or its equivalent. ASU 2015-07 is generally effective for periods beginning after December 15, 2015 with earlier adoption permitted. The Fund elected to adopt ASU 2015-07 as of June 30, 2015. As a result, investments in Offshore Funds with a fair value of $204,375,775 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Fund generally categorizes investments in Investment Funds in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing  in those securities.   A summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2015 is as follows:

Description	Total Fair Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Exchange Traded Funds
Equity	$12,079,836	$12,079,836	$–	$–
Mutual Funds
Equity	62,693,344	62,693,344	–	–
Fixed Income	69,279,351	69,279,351	–	–
Offshore Funds(1)	204,375,775	–	–	–

Liabilities
Equity Swaps
Index	(24,762,357)	–	(24,762,357)	–

Total Investments	$323,665,949	$144,052,531	$(24,762,357)	$–

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

A description of each investment in the Fund by strategy can be found in the tables within the Schedule of Investments.

While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly or semi-annually, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Offshore Funds. No such restrictions were in place as of or during the three month period ended December 31, 2015. As of December 31, 2015, the Fund had unfunded capital commitments of $9,464,513.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of December 31, 2015:

Diversified/Multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2015

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked  securities and  other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2015 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		GAI Agility Income Fund

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/24/2016

By (Signature and Title)*		/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	2/24/2016

* Print the name and title of each signing officer under his or her signature.